Deposits	6 Months Ended
Apr. 30, 2019
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Deposits

NOTE 11:  DEPOSITS

Demand deposits are those for which the Bank does not have the right to require notice prior to withdrawal. These deposits are in general chequing accounts.

Notice deposits are those for which the Bank can legally require notice prior to withdrawal. These deposits are in general savings accounts.

Term deposits are those payable on a fixed date of maturity purchased by customers to earn interest over a fixed period. The terms are from one day to ten years. The deposits are generally term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount of term deposits in denominations of $100,000 or more as at April 30, 2019, was $297 billion (October 31, 2018 – $293 billion).

Certain deposit liabilities are classified as Trading deposits on the Interim Consolidated Balance Sheet and accounted for at fair value with the change in fair value recognized on the Interim Consolidated Statement of Income.

Certain deposits have been designated at fair value through profit or loss on the Interim Consolidated Balance Sheet to reduce an accounting mismatch from related economic hedges. These deposits are accounted for at fair value with the change in fair value recognized on the Interim Consolidated Statement of Income, except for the amount of change in fair value attributable to changes in the Bank's own credit risk, which is recognized on the Interim Consolidated Statement of Comprehensive Income. Changes in fair value attributable to changes in the Bank's own credit risk are measured as the difference between: (i) the period-over-period change in the present value of the expected cash flows using an all-in discount curve reflecting the interest rate benchmark curve and the Bank's own credit risk; and (ii) the period-over-period change in the present value of the same expected cash flows using a discount curve based on the interest rate benchmark curve.

For deposits designated at fair value through profit or loss, the estimated amount that the Bank would be contractually required to pay at maturity, which is based on notional amounts, was $177 million less than its fair value as at April 30, 2019.

Deposits
(millions of Canadian dollars)	As at
	By Type			By Country			April 30 2019	October 31 2018
	Demand	Notice	Term[1]	Canada	United States	International	Total	Total
Personal	$13,714	$419,240	$56,729	$225,858	$263,795	$30	$489,683	$477,644
Banks[2]	9,163	155	10,351	12,811	74	6,784	19,669	16,712
Business and government[3,4]	78,789	133,449	153,753	266,014	96,320	3,657	365,991	357,083
Trading[2]	–	–	53,974	26,119	16,270	11,585	53,974	114,704
Designated at fair value through profit or loss[2,5]	–	–	57,766	31,711	22,175	3,880	57,766	–
Total	$101,666	$552,844	$332,573	$562,513	$398,634	$25,936	$987,083	$966,143
Non-interest-bearing deposits included above
In domestic offices							$40,562	$42,402
In foreign offices							53,524	54,488
Interest-bearing deposits included above
In domestic offices							521,951	505,295
In foreign offices							370,365	362,890
U.S. federal funds deposited[2]							681	1,068
Total[3,6]							$987,083	$966,143
[1]

Includes $6,586 million (October 31, 2018 – $53 million) of senior debt which is subject to the bank recapitalization "bail-in" regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

[2]	Includes deposits and advances with the Federal Home Loan Bank.
[3]	As at April 30, 2019, includes $39 billion relating to covered bondholders (October 31, 2018 – $36 billion) and $2 billion (October 31, 2018 – $2 billion) due to TD Capital Trust lV.
[4]	On May 9, 2019, TD Capital Trust IV announced its intention to redeem all of the outstanding TD Capital Trust IV Notes – Series 1 on June 30, 2019.
[5]

Financial liabilities designated at fair value through profit or loss on the Interim Consolidated Balance Sheet consist of deposits designated at fair value through profit or loss and $17 million (October 31, 2018 – $16 million) of loan commitments and financial guarantees designated at fair value through profit or loss.

[6]

As at April 30, 2019, includes deposits of $559 billion (October 31, 2018 – $548 billion) denominated in U.S. dollars and $56 billion (October 31, 2018 – $55 billion) denominated in other foreign currencies.